Investments in Marketable Securities Available-for Sale	12 Months Ended
Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Marketable Securities [Text Block]
Note 4.	Investments in Marketable Securities Available-for-Sale

Following is a summary of marketable securities as of December 31, 2014 and 2015:

	December 31, 2014
		Gross	Gross	Aggregate
	Aggregate	Unrealized	Unrealized	Market
	Cost	Gains	Losses	Value
	(in thousands)
Time deposit with original maturities more than three months	$150	8	-	158
Money market fund	2,212	7	-	2,219
Total	$2,362	15	-	2,377

	December 31, 2015
		Gross	Gross	Aggregate
	Aggregate	Unrealized	Unrealized	Market
	Cost	Gains	Losses	Value
	(in thousands)
Time deposit with original maturities more than three months	$5,546	2	(120)	5,428
Money market fund	13,244	18	(179)	13,083
Total	$18,790	20	(299)	18,511

The Company’s portfolio of available for sale marketable securities by contractual maturity or the expected holding period as of December 31, 2014 and 2015 is due in one year or less.

Information on sales of available for sale marketable securities for the years ended December 31, 2013, 2014 and 2015 is summarized below.

	Proceeds	Gross	Gross
Period	from sales	realized gains	realized losses
		(in thousands)

Year 2013	$21,792	17	(25)
Year 2014	$22,021	15	(46)
Year 2015	$46,720	261	(38)